Distribution Date:	03/17/22	UBS Commercial Mortgage Trust 2017-C5
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276TAA2	2.139000%	20,482,000.00	1,986,427.63	574,338.48	3,540.81	0.00	0.00	577,879.29	1,412,089.15	30.79%	30.00%
A-2	90276TAB0	3.228000%	100,407,000.00	100,407,000.00	0.00	270,094.83	0.00	0.00	270,094.83	100,407,000.00	30.79%	30.00%
A-SB	90276TAC8	3.345000%	33,878,000.00	33,878,000.00	0.00	94,434.93	0.00	0.00	94,434.93	33,878,000.00	30.79%	30.00%
A-3	90276TAE4	3.439000%	40,000,000.00	40,000,000.00	0.00	114,633.33	0.00	0.00	114,633.33	40,000,000.00	30.79%	30.00%
A-4	90276TAF1	3.212000%	153,039,000.00	153,039,000.00	0.00	409,634.39	0.00	0.00	409,634.39	153,039,000.00	30.79%	30.00%
A-5	90276TAG9	3.474000%	172,576,000.00	172,576,000.00	0.00	499,607.52	0.00	0.00	499,607.52	172,576,000.00	30.79%	30.00%
A-S	90276TAK0	3.777000%	81,774,000.00	81,774,000.00	0.00	257,383.66	0.00	0.00	257,383.66	81,774,000.00	19.50%	19.00%
B	90276TAL8	4.100000%	29,737,000.00	29,737,000.00	0.00	101,601.42	0.00	0.00	101,601.42	29,737,000.00	15.39%	15.00%
C	90276TAM6	4.309755%	21,967,000.00	21,967,000.00	0.00	78,893.65	0.00	0.00	78,893.65	21,967,000.00	12.36%	12.05%
D	90276TAN4	4.309755%	11,151,000.00	11,151,000.00	0.00	40,048.40	0.00	0.00	40,048.40	11,151,000.00	10.82%	10.55%
D-RR	90276TAR5	4.309755%	15,203,000.00	15,203,000.00	0.00	54,601.00	0.00	0.00	54,601.00	15,203,000.00	8.72%	8.50%
E-RR	90276TAT1	4.309755%	14,868,000.00	14,868,000.00	0.00	53,397.86	0.00	0.00	53,397.86	14,868,000.00	6.67%	6.50%
F-RR	90276TAV6	4.309755%	15,797,000.00	15,797,000.00	0.00	56,734.33	0.00	0.00	56,734.33	15,797,000.00	4.49%	4.38%
G-RR	90276TAX2	4.309755%	7,434,000.00	7,434,000.00	0.00	26,698.93	0.00	0.00	26,698.93	7,434,000.00	3.46%	3.38%
NR-RR*	90276TAZ7	4.309755%	25,090,651.00	25,090,651.00	0.00	157,821.75	0.00	0.00	157,821.75	25,090,651.00	0.00%	0.00%
Z	90276TBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276TBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,403,651.00	724,908,078.63	574,338.48	2,219,126.81	0.00	0.00	2,793,465.29	724,333,740.15

X-A	90276TAH7	0.981641%	520,382,000.00	501,886,427.63	0.00	410,560.37	0.00	0.00	410,560.37	501,312,089.15
X-B	90276TAJ3	0.373117%	133,478,000.00	133,478,000.00	0.00	41,502.47	0.00	0.00	41,502.47	133,478,000.00
Notional SubTotal			653,860,000.00	635,364,427.63	0.00	452,062.84	0.00	0.00	452,062.84	634,790,089.15

Deal Distribution Total					574,338.48	2,671,189.65	0.00	0.00	3,245,528.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276TAA2	96.98406552	28.04113270	0.17287423	0.00000000	0.00000000	0.00000000	0.00000000	28.21400693	68.94293282
A-2	90276TAB0	1,000.00000000	0.00000000	2.69000000	0.00000000	0.00000000	0.00000000	0.00000000	2.69000000	1,000.00000000
A-SB	90276TAC8	1,000.00000000	0.00000000	2.78750015	0.00000000	0.00000000	0.00000000	0.00000000	2.78750015	1,000.00000000
A-3	90276TAE4	1,000.00000000	0.00000000	2.86583325	0.00000000	0.00000000	0.00000000	0.00000000	2.86583325	1,000.00000000
A-4	90276TAF1	1,000.00000000	0.00000000	2.67666667	0.00000000	0.00000000	0.00000000	0.00000000	2.67666667	1,000.00000000
A-5	90276TAG9	1,000.00000000	0.00000000	2.89500000	0.00000000	0.00000000	0.00000000	0.00000000	2.89500000	1,000.00000000
A-S	90276TAK0	1,000.00000000	0.00000000	3.14749994	0.00000000	0.00000000	0.00000000	0.00000000	3.14749994	1,000.00000000
B	90276TAL8	1,000.00000000	0.00000000	3.41666678	0.00000000	0.00000000	0.00000000	0.00000000	3.41666678	1,000.00000000
C	90276TAM6	1,000.00000000	0.00000000	3.59146219	0.00000000	0.00000000	0.00000000	0.00000000	3.59146219	1,000.00000000
D	90276TAN4	1,000.00000000	0.00000000	3.59146265	0.00000000	0.00000000	0.00000000	0.00000000	3.59146265	1,000.00000000
D-RR	90276TAR5	1,000.00000000	0.00000000	3.59146221	0.00000000	0.00000000	0.00000000	0.00000000	3.59146221	1,000.00000000
E-RR	90276TAT1	1,000.00000000	0.00000000	3.59146220	0.00000000	0.00000000	0.00000000	0.00000000	3.59146220	1,000.00000000
F-RR	90276TAV6	1,000.00000000	0.00000000	3.59146230	0.00000000	0.00000000	0.00000000	0.00000000	3.59146230	1,000.00000000
G-RR	90276TAX2	1,000.00000000	0.00000000	3.59146220	0.00000000	0.00000000	0.00000000	0.00000000	3.59146220	1,000.00000000
NR-RR	90276TAZ7	1,000.00000000	0.00000000	6.29006198	(2.69859957)	4.68231255	0.00000000	0.00000000	6.29006198	1,000.00000000
Z	90276TBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276TBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276TAH7	964.45770152	0.00000000	0.78895959	0.00000000	0.00000000	0.00000000	0.00000000	0.78895959	963.35401522
X-B	90276TAJ3	1,000.00000000	0.00000000	0.31093116	0.00000000	0.00000000	0.00000000	0.00000000	0.31093116	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/22 - 02/28/22	30	0.00	3,540.81	0.00	3,540.81	0.00	0.00	0.00	3,540.81	0.00
A-2	02/01/22 - 02/28/22	30	0.00	270,094.83	0.00	270,094.83	0.00	0.00	0.00	270,094.83	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	94,434.93	0.00	94,434.93	0.00	0.00	0.00	94,434.93	0.00
A-3	02/01/22 - 02/28/22	30	0.00	114,633.33	0.00	114,633.33	0.00	0.00	0.00	114,633.33	0.00
A-4	02/01/22 - 02/28/22	30	0.00	409,634.39	0.00	409,634.39	0.00	0.00	0.00	409,634.39	0.00
A-5	02/01/22 - 02/28/22	30	0.00	499,607.52	0.00	499,607.52	0.00	0.00	0.00	499,607.52	0.00
X-A	02/01/22 - 02/28/22	30	0.00	410,560.37	0.00	410,560.37	0.00	0.00	0.00	410,560.37	0.00
X-B	02/01/22 - 02/28/22	30	0.00	41,502.47	0.00	41,502.47	0.00	0.00	0.00	41,502.47	0.00
A-S	02/01/22 - 02/28/22	30	0.00	257,383.67	0.00	257,383.67	0.00	0.00	0.00	257,383.66	0.00
B	02/01/22 - 02/28/22	30	0.00	101,601.42	0.00	101,601.42	0.00	0.00	0.00	101,601.42	0.00
C	02/01/22 - 02/28/22	30	0.00	78,893.65	0.00	78,893.65	0.00	0.00	0.00	78,893.65	0.00
D	02/01/22 - 02/28/22	30	0.00	40,048.40	0.00	40,048.40	0.00	0.00	0.00	40,048.40	0.00
D-RR	02/01/22 - 02/28/22	30	0.00	54,601.00	0.00	54,601.00	0.00	0.00	0.00	54,601.00	0.00
E-RR	02/01/22 - 02/28/22	30	0.00	53,397.86	0.00	53,397.86	0.00	0.00	0.00	53,397.86	0.00
F-RR	02/01/22 - 02/28/22	30	0.00	56,734.33	0.00	56,734.33	0.00	0.00	0.00	56,734.33	0.00
G-RR	02/01/22 - 02/28/22	30	0.00	26,698.93	0.00	26,698.93	0.00	0.00	0.00	26,698.93	0.00
NR-RR	02/01/22 - 02/28/22	30	184,529.16	90,112.13	0.00	90,112.13	(67,709.62)	0.00	0.00	157,821.75	117,482.27
Totals			184,529.16	2,603,480.04	0.00	2,603,480.04	(67,709.62)	0.00	0.00	2,671,189.65	117,482.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,245,528.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,443,007.37	Master Servicing Fee	6,202.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,119.46
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.91
ARD Interest	0.00	Operating Advisor Fee	1,278.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	377.76
Extension Interest	0.00
Interest Reserve Withdrawal	173,732.90
Total Interest Collected	2,616,740.27	Total Fees	13,260.23

Principal		Expenses/Reimbursements
Scheduled Principal	574,338.48	Reimbursement for Interest on Advances	(0.07)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(67,709.55)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	574,338.48	Total Expenses/Reimbursements	(67,709.62)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,671,189.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	574,338.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,245,528.13
Total Funds Collected	3,191,078.75	Total Funds Distributed	3,191,078.74

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	724,908,078.63	724,908,078.63	Beginning Certificate Balance	724,908,078.63
(-) Scheduled Principal Collections	574,338.48	574,338.48	(-) Principal Distributions	574,338.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	724,333,740.15	724,333,740.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	724,938,857.71	724,938,857.71	Ending Certificate Balance	724,333,740.15
Ending Actual Collateral Balance	724,357,118.14	724,357,118.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP
5,000,000 or less	14	42,028,301.58	5.80%	66	4.9179	2.243986	1.40 or less	15	186,591,671.56	25.76%	60	4.8961	0.340808
5,000,001 to 10,000,000	14	115,957,459.73	16.01%	64	4.5886	1.745980	1.41 to 1.50	4	70,891,866.83	9.79%	43	4.4280	1.477564
10,000,001 to 15,000,000	13	170,749,190.79	23.57%	66	4.4239	1.828999	1.51 to 1.60	6	50,771,213.50	7.01%	66	4.6371	1.524835
15,000,001 to 20,000,000	4	76,998,895.23	10.63%	50	4.6389	1.214534	1.61 to 1.80	2	2,981,805.57	0.41%	68	5.1050	1.724861
20,000,001 to 25,000,000	4	95,303,444.08	13.16%	66	4.2950	1.815489	1.81 to 1.90	1	20,000,000.00	2.76%	64	4.5300	1.850000
25,000,001 to 30,000,000	2	58,000,000.00	8.01%	18	3.8833	3.119310	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 35,000,000	1	32,456,237.45	4.48%	67	4.6100	0.900000	2.01 to 2.25	8	86,926,634.78	12.00%	66	4.3176	2.112480
35,000,001 or greater	3	116,860,000.00	16.13%	46	3.6182	2.700620	2.26 to 2.50	3	65,000,000.00	8.97%	67	3.9373	2.343846
Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513	2.51 or greater	16	225,190,336.62	31.09%	50	3.8118	3.452434
							Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP	South Carolina	6	9,764,920.70	1.35%	66	4.0405	2.123607
Alabama	4	8,979,548.13	1.24%	67	4.8379	1.780998	Tennessee	1	7,264,530.99	1.00%	67	5.3140	1.310000
Arizona	3	6,353,690.78	0.88%	67	4.0600	1.875559	Texas	19	47,612,510.50	6.57%	67	4.3961	1.584923
California	9	114,012,068.93	15.74%	53	4.0800	2.326789	Utah	4	25,650,041.02	3.54%	66	4.5844	3.476634
Cayman Islands	1	19,608,895.23	2.71%	4	5.4485	(1.240000)	Virginia	1	3,318,738.00	0.46%	66	3.9930	2.040000
Colorado	1	1,806,054.39	0.25%	67	4.3790	2.720000	Washington	2	41,504,533.33	5.73%	68	4.1372	2.688763
Delaware	1	22,467,635.00	3.10%	68	5.2180	0.300000	West Virginia	1	7,470,000.00	1.03%	67	4.3590	2.630000
Florida	6	20,575,669.58	2.84%	65	4.8436	1.463803	Wisconsin	5	25,392,687.00	3.51%	66	4.1072	2.224021
Georgia	7	15,823,030.37	2.18%	67	4.3487	1.707392	Totals	131	724,333,740.15	100.00%	56	4.3326	1.967513
Illinois	5	9,977,406.29	1.38%	67	4.4822	1.746088
									Property Type³
Indiana	2	13,712,096.01	1.89%	67	4.6625	1.636745
Kansas	4	6,968,885.04	0.96%	67	4.6223	1.744159		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	21,103,752.05	2.91%	67	4.7378	1.514171		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	9,142,856.87	1.26%	64	4.5300	1.850000	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP
Michigan	1	7,500,000.00	1.04%	68	3.6700	3.220000	Industrial	14	52,768,513.94	7.29%	67	4.1986	2.434234
Minnesota	3	3,550,538.73	0.49%	67	4.3790	2.720000	Lodging	12	137,685,329.69	19.01%	56	4.8570	0.426480
Nevada	1	15,000,000.00	2.07%	64	4.2591	3.090000	Mixed Use	2	34,165,516.70	4.72%	32	4.3573	1.468538
New Jersey	13	44,800,000.38	6.18%	66	4.3557	1.264063	Multi-Family	5	61,914,884.14	8.55%	28	3.3219	2.887947
New Mexico	1	14,071,591.38	1.94%	65	4.9900	1.380000	Office	42	245,492,593.01	33.89%	61	4.1623	2.578198
New York	8	128,548,879.93	17.75%	34	3.7679	2.578732	Retail	53	174,186,098.39	24.05%	64	4.4852	1.988992
North Carolina	2	8,542,187.80	1.18%	68	4.3229	1.806417	Self Storage	1	2,140,593.20	0.30%	67	4.8760	2.710000
Ohio	6	24,210,859.33	3.34%	67	4.3937	1.788860	Totals	131	724,333,740.15	100.00%	56	4.3326	1.967513
Oklahoma	1	2,270,622.82	0.31%	67	4.4192	1.500000
Oregon	2	15,349,298.49	2.12%	67	4.8729	0.690587
Pennsylvania	1	6,000,000.00	0.83%	68	4.9400	2.160000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP
	3.5000% or less	1	40,000,000.00	5.52%	7	2.7400	3.310000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	10	149,750,000.00	20.67%	57	3.7556	3.241436	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	236,349,449.03	32.63%	59	4.2651	2.111981	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	20	192,621,690.49	26.59%	66	4.6848	1.241483	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	11	89,632,389.34	12.37%	53	5.3094	0.504598	49 months or greater	55	708,353,528.86	97.79%	57	4.3175	1.978300
	Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513	Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP
	83 months or less	55	708,353,528.86	97.79%	57	4.3175	1.978300	Interest Only	18	285,990,000.00	39.48%	47	3.8022	2.856603
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	66,527,247.22	9.18%	67	4.5973	2.198752
	Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513	300 months to 350 months	31	355,836,281.64	49.13%	63	4.6794	1.231181
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,980,211.29	2.21%	25	5.0000	NAP				None
Underwriter's Information		11	138,936,046.51	19.18%	57	4.3152	2.767279
	12 months or less	38	434,035,372.41	59.92%	63	4.5189	1.584815
	13 months to 24 months	5	133,000,000.00	18.36%	36	3.6430	2.454662
	25 months or greater	1	2,382,109.94	0.33%	67	5.4200	1.060000
	Totals	57	724,333,740.15	100.00%	56	4.3326	1.967513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2C1A	30313384	OF	Burbank	CA	Actual/360	3.541%	82,623.33	0.00	0.00	N/A	10/06/24	--	30,000,000.00	30,000,000.00	03/06/22
1A2C2C	30313385				Actual/360	3.541%	27,541.11	0.00	0.00	N/A	10/06/24	--	10,000,000.00	10,000,000.00	03/06/22
2	30299044	MF	New York	NY	Actual/360	2.740%	85,244.44	0.00	0.00	N/A	10/06/22	--	40,000,000.00	40,000,000.00	03/06/22
3A23	30299028	Various Various		Various	Actual/360	3.770%	73,305.56	0.00	0.00	N/A	10/01/27	--	25,000,000.00	25,000,000.00	02/01/22
3A25	30299030				Actual/360	3.770%	43,983.33	0.00	0.00	N/A	10/01/27	--	15,000,000.00	15,000,000.00	02/01/22
4	30313386	OF	Bellevue	WA	Actual/360	4.151%	129,142.22	0.00	0.00	11/07/27	01/30/33	--	40,000,000.00	40,000,000.00	03/07/22
5	30313389	RT	Various	Various	Actual/360	3.993%	114,474.87	0.00	0.00	N/A	09/01/27	--	36,860,000.00	36,860,000.00	03/01/22
6	30313390	OF	Various	Various	Actual/360	4.610%	116,599.66	63,035.10	0.00	N/A	10/06/27	--	32,519,272.55	32,456,237.45	03/06/22
7	30313396	Various New York		NY	Actual/360	4.250%	92,555.56	0.00	0.00	N/A	08/06/22	--	28,000,000.00	28,000,000.00	03/06/22
8A2C2	30313397	OF	New York	NY	Actual/360	3.752%	31,965.84	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	03/09/22
8A2C2A	30313399				Actual/360	3.752%	5,076.49	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	03/09/22
8A2C3	30313398				Actual/360	3.752%	31,965.84	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	03/09/22
8A2C3A	30313400				Actual/360	3.752%	5,076.49	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	03/09/22
9	30313401	Various Totowa		NJ	Actual/360	4.205%	81,763.89	0.00	0.00	N/A	10/05/27	--	25,000,000.00	25,000,000.00	03/05/22
10	30313403	LO	Westlake Village	CA	Actual/360	4.060%	72,261.85	47,958.36	0.00	N/A	06/06/27	--	22,883,767.44	22,835,809.08	03/06/22
11	30313404	LO	Wilmington	DE	Actual/360	5.218%	91,348.85	40,704.75	0.00	N/A	11/06/27	--	22,508,339.75	22,467,635.00	03/06/22
12A3A	30299014	IN	Various	Various	Actual/360	4.359%	38,310.77	0.00	0.00	N/A	10/05/27	--	11,300,000.00	11,300,000.00	03/06/22
12A3B	30299015				Actual/360	4.359%	33,903.33	0.00	0.00	N/A	10/05/27	--	10,000,000.00	10,000,000.00	03/06/22
13	30313406	LO	Grand Cayman	CY	Actual/360	5.449%	83,246.69	35,311.34	0.00	N/A	07/06/22	--	19,644,206.57	19,608,895.23	03/01/22
14	30299010	RT	Various	Various	Actual/360	4.379%	68,117.78	0.00	0.00	N/A	10/06/27	--	20,000,000.00	20,000,000.00	03/06/22
15	30298883	LO	Various	Various	Actual/360	4.530%	70,466.67	0.00	0.00	N/A	07/06/27	--	20,000,000.00	20,000,000.00	03/06/22
16A12	30313407	LO	Berkeley	CA	Actual/360	4.820%	34,154.32	15,146.45	0.00	N/A	09/06/27	--	9,110,518.03	9,095,371.58	03/06/22
16A13	30313408				Actual/360	4.820%	34,154.32	15,146.46	0.00	N/A	09/06/27	--	9,110,517.80	9,095,371.34	03/06/22
17	30313409	OF	New York	NY	Actual/360	4.150%	56,131.06	0.00	0.00	N/A	09/06/27	--	17,390,000.00	17,390,000.00	03/06/22
18	30313411	RT	Westlake	OH	Actual/360	4.710%	52,677.70	25,987.01	0.00	N/A	11/06/27	--	14,379,718.14	14,353,731.13	03/06/22
19	30313412	OF	Reno	NV	Actual/360	4.259%	49,689.03	0.00	0.00	N/A	07/06/27	--	15,000,000.00	15,000,000.00	03/06/22
20	30313413	MU	San Diego	CA	Actual/360	4.500%	51,415.36	24,587.43	0.00	N/A	10/06/27	--	14,690,104.13	14,665,516.70	03/03/22
21	30313415	LO	Princeton	NJ	Actual/360	4.551%	53,095.00	0.00	0.00	N/A	07/06/27	--	15,000,000.00	15,000,000.00	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30298990	RT	Various	Various	Actual/360	4.419%	47,776.90	27,507.45	0.00	N/A	10/06/27	--	13,900,126.45	13,872,619.00	03/06/22
23A4	30313417	RT	South Jordan	UT	Actual/360	4.586%	33,023.65	18,158.35	0.00	N/A	08/06/27	--	9,257,987.30	9,239,828.95	03/06/22
23A5A	30313418				Actual/360	4.586%	16,511.83	9,079.17	0.00	N/A	08/06/27	--	4,628,993.64	4,619,914.47	03/06/22
24	30313419	RT	Albuquerque	NM	Actual/360	4.990%	54,708.04	24,383.03	0.00	N/A	08/06/27	--	14,095,974.41	14,071,591.38	03/06/22
25	30313420	MF	Fort Wayne	IN	Actual/360	4.693%	45,255.46	20,299.01	0.00	N/A	10/06/27	--	12,398,377.58	12,378,078.57	03/06/22
26	30313421	OF	Melville	NY	Actual/360	5.200%	47,454.26	21,459.16	0.00	N/A	09/05/27	--	11,733,196.34	11,711,737.18	03/05/22
27	30313422	IN	Hopewell Junction	NY	Actual/360	5.000%	43,072.90	28,539.38	0.00	N/A	09/06/22	--	11,075,889.82	11,047,350.44	03/06/22
28	30313423	OF	Portland	OR	Actual/360	4.450%	39,819.64	19,367.31	0.00	N/A	10/06/27	--	11,504,871.56	11,485,504.25	02/06/22
29	30299149	RT	Murrieta	CA	Actual/360	4.577%	35,598.89	0.00	0.00	N/A	11/01/27	--	10,000,000.00	10,000,000.00	03/01/22
30	30313426	LO	Tallahassee	FL	Actual/360	5.100%	33,620.68	21,879.84	0.00	N/A	07/06/27	--	8,475,801.83	8,453,921.99	03/06/22
31	30313427	RT	Covington	LA	Actual/360	4.530%	30,407.39	14,337.92	0.00	N/A	11/01/27	--	8,630,290.22	8,615,952.30	03/01/22
32	30299062	OF	Baton Rouge	LA	Actual/360	5.224%	33,491.84	14,961.56	0.00	N/A	10/06/27	--	8,242,589.67	8,227,628.11	03/06/22
33	30299025	LO	Smyrna	TN	Actual/360	5.314%	30,100.10	18,142.26	0.00	N/A	10/06/27	--	7,282,673.25	7,264,530.99	03/06/22
34	30313428	MF	Shelby Township	MI	Actual/360	3.670%	21,408.33	0.00	0.00	N/A	11/01/27	--	7,500,000.00	7,500,000.00	03/01/22
35	30299141	RT	Frisco	TX	Actual/360	4.452%	23,548.78	0.00	0.00	N/A	11/01/27	--	6,800,000.00	6,800,000.00	03/01/22
36	30299082	RT	Durham	NC	Actual/360	4.604%	20,323.14	10,961.66	0.00	N/A	11/06/27	--	5,675,816.13	5,664,854.47	03/06/22
37	30313429	OF	Ridley Township	PA	Actual/360	4.940%	23,053.33	0.00	0.00	11/06/27	09/06/32	--	6,000,000.00	6,000,000.00	03/06/22
38	30313430	OF	Tampa	FL	Actual/360	5.000%	19,219.25	9,232.30	0.00	N/A	09/06/27	--	4,942,093.15	4,932,860.85	03/06/22
39	30313431	RT	Waco	TX	Actual/360	4.560%	17,346.67	8,166.16	0.00	N/A	09/06/27	--	4,890,979.09	4,882,812.93	03/06/22
40	30313432	RT	Pace	FL	Actual/360	4.890%	16,920.45	8,525.27	0.00	N/A	06/06/27	--	4,448,846.53	4,440,321.26	03/06/22
41	30299108	OF	Riverton	UT	Actual/360	4.964%	16,601.82	0.00	0.00	N/A	11/06/27	--	4,300,000.00	4,300,000.00	03/06/22
42	30313433	LO	Portland	OR	Actual/360	6.130%	18,464.29	8,931.11	0.00	N/A	11/05/27	--	3,872,725.35	3,863,794.24	03/05/22
43	30313434	RT	Montgomery	AL	Actual/360	4.820%	13,207.40	5,987.03	0.00	N/A	10/06/27	--	3,523,018.49	3,517,031.46	03/06/22
44	30299055	RT	Grovetown	GA	Actual/360	5.392%	11,219.61	4,770.50	0.00	N/A	10/06/27	--	2,675,101.59	2,670,331.09	03/06/22
45	30299083	RT	Elmhurst	IL	Actual/360	4.916%	10,514.78	0.00	0.00	N/A	11/06/27	--	2,750,000.00	2,750,000.00	03/06/22
46	30313435	RT	Gardendale	AL	Actual/360	5.420%	10,058.82	4,010.68	0.00	N/A	10/06/27	--	2,386,120.62	2,382,109.94	02/06/22
47	30313436	SS	Crystal River	FL	Actual/360	4.876%	8,133.40	4,039.79	0.00	N/A	10/06/27	--	2,144,632.99	2,140,593.20	03/06/22
48	30313437	MF	Lawrence	KS	Actual/360	5.135%	8,149.96	3,722.64	0.00	N/A	11/06/27	--	2,040,528.21	2,036,805.57	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
49	30313438	RT	Aroma Park	IL	Actual/360	5.040%	3,704.40	0.00	0.00	11/06/27	11/06/32	--	945,000.00	945,000.00 03/06/22
Totals							2,443,007.37	574,338.48	0.00				724,908,078.63	724,333,740.15
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2C1A	0.00	55,358,325.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C2C	0.00	55,358,325.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A23	30,016,928.63	7,190,139.17	--	--	--	0.00	0.00	73,208.34	73,208.34	0.00	0.00
3A25	30,016,928.63	7,190,139.17	--	--	--	0.00	0.00	43,924.99	43,924.99	0.00	0.00
4	15,575,925.24	16,070,447.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,318,488.90	3,124,257.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,992,576.53	12,132,061.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,795,866.73	278,405.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2	58,957,797.03	57,653,032.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2A	58,957,797.03	57,653,032.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3	58,957,797.03	57,653,032.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3A	58,957,797.03	57,653,032.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,351,744.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,904,713.72	3,462,445.54	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	258,669.48	740,201.26	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3A	8,272,641.00	7,786,016.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3B	8,272,641.00	7,786,016.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,778,684.15	(6,470,742.16)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	25,592,603.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,952,503.92	5,008,173.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A12	(1,978,462.00)	(826,452.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A13	(1,978,462.00)	(826,452.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,954,384.36	5,149,680.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,690,458.33	1,692,740.31	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	12,181,136.81	11,584,353.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,223,582.94	2,350,483.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(1,992,297.95)	(597,112.76)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	4,174,500.00	4,769,761.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4	6,419,328.69	6,717,820.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23A5A	6,419,328.69	6,717,820.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,026,914.00	1,923,392.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,187,551.90	1,217,560.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,435,819.92	986,292.35	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	495,315.00	405,334.68	01/01/21	09/30/21	--	0.00	0.00	58,717.17	58,717.17	0.00	0.00
29	2,156,451.00	2,278,813.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	278,742.89	652,700.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	701,641.07	752,658.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,127,807.37	1,049,044.79	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	883,452.08	844,272.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,055,477.97	955,698.93	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	858,355.30	849,154.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	613,600.41	619,808.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	662,293.92	662,293.92	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	344,706.84	339,813.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	472,458.92	520,945.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	478,118.07	478,081.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	264,589.86	777,071.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	516,450.99	536,534.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	262,937.98	205,880.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	283,639.65	285,858.34	05/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	14,060.22	14,060.22	32,323.56	0.00
47	347,343.20	405,772.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	254,485.15	258,820.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	88,258.56	88,258.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	459,350,532.03	459,453,045.47				0.00	0.00	189,910.72	189,910.72	32,323.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332588%	4.309075%	56
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332976%	4.309457%	57
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333275%	4.309753%	58
12/17/21	1	8,512,117.68	0	0.00	0	0.00	0	0.00	0	0.00	1	8,512,117.68	0	0.00	0	0.00	4.333573%	4.310046%	59
11/18/21	0	0.00	0	0.00	1	8,531,359.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333898%	4.310366%	60
10/18/21	0	0.00	1	8,549,314.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334192%	4.310656%	61
09/17/21	1	8,568,399.52	0	0.00	1	2,401,297.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334513%	4.310973%	62
08/17/21	0	0.00	0	0.00	1	2,404,146.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334803%	4.311259%	63
07/16/21	0	0.00	0	0.00	1	2,406,982.08	0	0.00	0	0.00	3	41,111,410.38	0	0.00	0	0.00	4.335092%	4.311544%	64
06/17/21	0	0.00	2	18,408,701.59	2	25,170,617.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335409%	4.311856%	65
05/17/21	2	18,430,805.06	1	22,790,103.62	1	2,412,973.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335694%	4.312138%	66
04/16/21	1	22,822,915.58	1	2,416,129.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.336007%	4.312446%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3A23	30299028	02/01/22	0	B	73,208.34	73,208.34	0.00		25,000,000.00
3A25	30299030	02/01/22	0	B	43,924.99	43,924.99	0.00		15,000,000.00
28	30313423	02/06/22	0	B	58,717.17	58,717.17	0.00		11,504,871.56	01/01/22	10
46	30313435	02/06/22	0	B	14,060.22	14,060.22	46,451.46		2,386,120.62	04/09/21	98
Totals					189,910.72	189,910.72	46,451.46		53,890,992.18
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		58,656,246	58,656,246	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		40,000,000	40,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		585,677,494	585,677,494	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	724,333,740	724,333,740	0	0	0	0
Feb-22	724,908,079	724,908,079	0	0	0	0
Jan-22	725,359,032	725,359,032	0	0	0	0
Dec-21	725,808,124	717,296,006	8,512,118	0	0	0
Nov-21	726,295,883	717,764,523	0	0	8,531,360	0
Oct-21	726,741,106	718,191,792	0	8,549,315	0	0
Sep-21	727,225,137	716,255,439	8,568,400	0	2,401,298	0
Aug-21	727,666,522	725,262,376	0	0	2,404,147	0
Jul-21	728,106,086	725,699,104	0	0	2,406,982	0
Jun-21	728,584,662	685,005,343	0	18,408,702	25,170,618	0
May-21	729,020,435	685,386,553	18,430,805	22,790,104	2,412,973	0
Apr-21	729,495,357	704,256,312	22,822,916	2,416,130	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	30313423	11,485,504.25	11,504,871.56	20,150,000.00	08/04/17	227,136.02	0.24000	09/30/21	10/06/27	307
30	30313426	8,453,921.99	8,453,921.99	11,400,000.00	03/01/21	495,745.34	0.74000	09/30/21	07/06/27	243
46	30313435	2,382,109.94	2,386,120.62	3,520,000.00	05/23/17	178,458.52	1.06000	12/31/19	10/06/27	307
Totals		22,321,536.18	22,344,914.17	35,070,000.00		901,339.88

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	30313423	OF	OR	01/01/22	10

317 Southwest Alder: $11.75 million loan originated September 17, 2017 for the refinance of two adjacent office buildings with combined net rentable space of 76,370 sf. Property is located in the CBD of Portland, Oregon. Loan was transferred to

Special Se rvicing due to imminent default. During the initial call with the Borrower they stated that do not intend to make debt service payments beginning in February and offered to proceed with a Deed-in-Lieu or a DPO.

30	30313426	LO	FL	01/07/21	1

2/24/2022 - Loan transferred to MLS Special Servicing on 1/7/2021 due to delinquency. Loan was past due for the 11/6/2020 and subsequent payments. Subject collateral is a limited service lodging facility containing 135 guest rooms located in

Tallahassee, FL. Special Servicer has finalized a full reinstatement agreement with the Borrower and will work on transferring this loan back to the Master Servicer.

46	30313435	RT	AL	04/09/21	98

2/24/2022: Loan transferred to Special Servicing on 04/14/2021 for payment delinquency. The Borrower was past due for the 02/06/2021 payment. Lender has determined that the Loan''s sponsor has passed away. Lender has engaged counsel and made initial conta ct with the Sponsor''s Estate Executor. The Executor continues to send in funds to cover the principal and interest payments. The property is currently under a Purchase and Sale agreement. The sale is scheduled to close in March once Borrower’s counsel ob tains approval from the Probate Court that the proceeds from the sale can be remitted to the Lender. The proceeds from the sale will result in no loss to the Trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30313404	0.00	5.21800%	0.00	5.21800%	8	06/07/21	05/06/20	06/25/21
15	30298883	20,000,000.00	4.53000%	20,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
16A12	30313407	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
16A13	30313408	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
17	30313409	17,390,000.00	4.15000%	17,390,000.00	4.15000%	8	05/07/20	05/06/20	05/15/20
21	30313415	15,000,000.00	4.55100%	15,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
30	30313426	8,853,448.10	5.10000%	8,853,448.10	5.10000%	8	05/07/20	05/07/20	05/14/20
30	30313426	0.00	5.10000%	0.00	5.10000%	10	09/01/21	11/06/20	11/24/21
Totals		61,243,448.10		61,243,448.10
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	(53,709.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	(21,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.07)	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(67,709.55)	0.00	0.00	0.00	0.00	0.00	(0.07)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(67,709.62)

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Supplemental Notes
None

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